Consolidated Statements of Changes in Shareholders' Equity (USD $)	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 12,557,565	$ 2,500,000	$ 28,047,829	$ 2,698,200	$ 171,758	$ (2,622,777)	$ 43,352,575
Beginning Balance, Shares at Dec. 31, 2012	4,812,925	25
Comprehensive income
Net income	0	0	0	5,086,655	0	0	5,086,655
Other comprehensive loss	0	0	0	0	(219,224)	0	(219,224)
Total comprehensive income loss							4,867,431
Cash dividends declared - common stock	0	0	0	(2,706,461)	0	0	(2,706,461)
Cash dividends declared - preferred stock	0	0	0	(81,250)	0	0	(81,250)
Issuance of common stock, shares	55,681	0
Issuance of common stock, amount	139,203	0	564,479	0	0	0	703,682
Ending Balance, Amount at Dec. 31, 2013	12,696,768	2,500,000	28,612,308	4,997,144	(47,466)	(2,622,777)	46,135,977
Ending Balance, Shares at Dec. 31, 2013	4,868,606	25
Comprehensive income
Net income	0	0	0	5,124,908	0	0	5,124,908
Other comprehensive loss	0	0	0	0	40,023	0	40,023
Total comprehensive income loss							5,164,931
Cash dividends declared - common stock	0	0	0	(3,130,868)	0	0	(3,130,868)
Cash dividends declared - preferred stock	0	0	0	(81,250)	0	0	(81,250)
Issuance of common stock, shares	63,768	0
Issuance of common stock, amount	159,420	0	746,992	0	0	0	906,412
Ending Balance, Amount at Dec. 31, 2014	$ 12,856,188	$ 2,500,000	$ 29,359,300	$ 6,909,934	$ (7,443)	$ (2,622,777)	$ 48,995,202
Ending Balance, Shares at Dec. 31, 2014	4,932,374	25